Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of the parent (restated)		€ 1,623.1	€ 6.9	€ 166.0	€ 105.1	€ 10.5	€ 387.4	€ 2,299.0
Equity attributable to owners of the parent (restated)		1,623.1	6.9	166.0	105.1	10.5	387.4	2,299.0
Equity owners of the parent	€ 130.6						130.6	130.6
Profit for the period	130.6
Other comprehensive income/(loss) for the period	107.9				(4.7)	50.3	62.3	107.9
Total comprehensive income for the period					(4.7)	50.3	192.9	238.5
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						(22.3)		(22.3)
Comprehensive income	238.5
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		1.8						1.8
Reduction of issued capital		(26.8)						(26.8)
Share based payment charge		0.0	3.9					3.9
Reclassification of awards for settlement of tax liabilities			(0.4)				(3.3)	(3.7)
Total transactions with owners, recognized directly in equity		(25.0)	3.5	0.0	0.0	0.0	(3.3)	(24.8)
Equity attributable to owners, ending balance at Jun. 30, 2022		1,598.1	10.4	166.0	100.4	38.5	577.0	2,490.4
Equity owners of the parent	130.6						130.6	130.6
Profit for the period	130.6
Other comprehensive income/(loss) for the period	107.9				(4.7)	50.3	62.3	107.9
Equity owners of the parent					(4.7)	50.3	192.9	238.5
Comprehensive income	238.5
Share based payment charge		0.0	3.9					3.9
Repurchase of ordinary shares		26.8						26.8
Reclassification of awards for settlement of tax liabilities			(0.4)				(3.3)	(3.7)
Total transactions with owners, recognized directly in equity		(25.0)	3.5	0.0	0.0	0.0	(3.3)	(24.8)
Equity attributable to owners of parent		1,598.1	10.4	€ 166.0	100.4	38.5	577.0	2,490.4
Equity attributable to owners of parent	2,606.2	1,596.7	13.8		89.3	19.8	886.6	2,606.2
Equity attributable to owners, beginning balance at Dec. 31, 2022	2,606.2	1,596.7	13.8		89.3	19.8	886.6	2,606.2
Equity owners of the parent	90.4						90.4	90.4
Profit for the period	90.4
Other comprehensive income/(loss) for the period	(1.7)				13.3	(11.0)	(4.0)	(1.7)
Total comprehensive income for the period		0.0	0.0		13.3	(11.0)	86.4	88.7
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						(3.5)		(3.5)
Comprehensive income	88.7
Reduction of issued capital		(57.1)						(57.1)
Share based payment charge			15.5					15.5
Reclassification of awards for settlement of tax liabilities		0.0	(5.0)				0.0	(5.0)
Total transactions with owners, recognized directly in equity		(57.1)	10.5		0.0	0.0	0.0	(46.6)
Equity attributable to owners, ending balance at Jun. 30, 2023	2,644.8	1,539.6	24.3		102.6	5.3	973.0	2,644.8
Equity owners of the parent	90.4						90.4	90.4
Profit for the period	90.4
Other comprehensive income/(loss) for the period	(1.7)				13.3	(11.0)	(4.0)	(1.7)
Equity owners of the parent		0.0	0.0		13.3	(11.0)	86.4	88.7
Comprehensive income	88.7
Share based payment charge			15.5					15.5
Repurchase of ordinary shares		57.1						57.1
Reclassification of awards for settlement of tax liabilities		0.0	(5.0)				0.0	(5.0)
Total transactions with owners, recognized directly in equity		(57.1)	10.5		0.0	0.0	0.0	(46.6)
Equity attributable to owners of parent	€ 2,644.8	€ 1,539.6	€ 24.3		€ 102.6	€ 5.3	€ 973.0	€ 2,644.8